Retirement Cornerstone® Series 12.0

Equitable Financial Life Insurance Company

Issued through: Separate Account No. 70

Contract Classes: Series B, Series CP®, Series L, Series C, Series ADV

Summary Prospectus for Existing Investors

May 1, 2021

This summary prospectus (the “Summary Prospectus”) summarizes key features of the contract. The statutory prospectus (the “Prospectus”) and Statement of Additional Information ("SAI") for the contract contain more information about the contract’s features, benefits, and risks. The Prospectus and SAI are incorporated by reference into this updating summary prospectus. You can find the current Prospectus, SAI and other information about the contract online at www.equitable.com/ICSR#EQH150064. You can also obtain this information at no cost by calling 1-877-522-5035, by sending an email request to EquitableFunds@dfinsolutions.com, or by calling your financial intermediary.

The Retirement Cornerstone® Series 12.0 are variable and fixed individual and group flexible premium deferred annuity contracts. This Summary Prospectus only describes Retirement Cornerstone® Series B (“Series B”), Retirement Cornerstone® Series CP® (“Series CP®”), Retirement Cornerstone® Series L (“Series L”), Retirement Cornerstone® Series C (“Series C”), and Retirement Cornerstone® Series ADV (“Series ADV”). The contracts provide for the accumulation of retirement savings and for income. The contracts offer income and death benefit protection as well. They also offer a number of payout options.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

Electronic delivery of shareholder reports (pursuant to Rule 30e-3). Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the shareholder reports for portfolio companies available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from the Company by calling 1-800-789-7771 or by calling your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Company that you wish to continue receiving paper copies of your shareholder reports by calling 1-877-522-5035, by sending an email request to EquitableFunds@dfinsolutions.com, or by calling your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract.

Updated Information About Your Contract

The information in this Summary Prospectus is a summary of certain contract features that have changed since the Prospectus dated May 1, 2020. This may not reflect all of the changes that have occurred since you entered into your contract.

INVESTMENT OPTIONS

INVESTMENT OPTIONS ADDED TO THE CONTRACT

New Investment Options
1290 VT Small Cap Value
1290 VT SmartBeta Equity

PORTFOLIO COMPANY AND VARIABLE INVESTMENT OPTION MERGERS

Acquired Investment Option (no longer available for investment)		Acquiring Investment Option
Charter Small Cap Value	merged into	1290 VT Small Cap Value
EQ/Franklin Templeton Allocation Managed Volatility	merged into	EQ/Aggressive Growth Strategy
EQ/MFS Technology II	merged into	EQ/MFS Technology
EQ/Templeton Global Equity Managed Volatility	merged into	1290 VT SmartBeta Equity
Multimanager Mid Cap Growth	merged into	EQ/Janus Enterprise
Multimanager Mid Cap Value	merged into	EQ/American Century Mid Cap Value

VARIABLE INVESTMENT OPTION NAME CHANGES

Old Name	New Name
All Asset Growth-Alt 20	EQ/All Asset Growth Allocation
EQ/BlackRock Basic Value Equity	EQ/Value Equity
EQ/Capital Guardian Research	EQ/Capital Group Research
EQ/MFS International Value	EQ/MFS International Intrinsic Value
EQ/Oppenheimer Global	EQ/Invesco Global

OTHER

COMPANY NAME CHANGES

Old Name	New Name
AXA Equitable Life Insurance Company	Equitable Financial Life Insurance Company
AXA Advisors, LLC	Equitable Advisors, LLC
AXA Distributors, LLC	Equitable Distributors, LLC
AXA Equitable Funds Management Group, LLC	Equitable Investment Management Group, LLC
AXA Equitable Network, LLC	Equitable Network, LLC

Important Information You Should Consider About the Contract

FEES AND EXPENSES
Charges for Early Withdrawals

Each series of the contract provides for different withdrawal charge periods and percentages.

Series B — If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from Series B of the contract within 7 years following your last contribution, you will be assessed a withdrawal charge of up to 7% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $7,000 on a $100,000 investment.

Series CP® — If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from Series CP® of the contract within 9 years following your last contribution, you will be assessed a withdrawal charge of up to 8% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $8,000 on a $100,000 investment.

Series L — If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from Series L of the contract within 4 years following your last contribution, you will be assessed a withdrawal charge of up to 8% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $8,000 on a $100,000 investment.

Series C — No withdrawal charge.

Series ADV — No withdrawal charge.

For additional information about charges for surrenders and early withdrawals see “Withdrawal charge” in “Charges and expenses” in the Prospectus.

Transaction Charges

In addition to withdrawal charges, you may also be charged for other transactions (for special requests such as wire transfers, express mail, duplicate contracts, preparing checks, third-party transfers or exchanges, or when you transfer between investment options in excess a certain number).

For additional information about transaction charges see “Charges that the Company deducts” in “Charges and expenses” in the Prospectus.

Ongoing Fees and Expenses (annual charges)

Each series of the contract provides for different ongoing fees and expenses. The tables below describe the fees and expenses that you may pay each year under each series of the contract, depending on the options you choose. For Series ADV contracts, the fees and expenses in the table below do not reflect any advisory fees paid to financial intermediaries from the account value or other assets of the owner; if such fees were reflected the below fees and charges would be higher. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected

Annual Fee	Minimum	Maximum
Base Contract (varies by contract series)(1)	0.65%	1.70%
Investment options (Portfolio fees and expenses)(2)	0.58%	2.02%
Optional benefits available for an additional charge (for a single optional benefit, if elected)(3)	0.35%	2.00%

(1)  Expressed as an annual percentage of daily net assets in the variable investment options.

(2)  Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2020 and could change from year to year.

(3)  Expressed as an annual percentage of the applicable benefit base.

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes no credits and that you do not take withdrawals from the contract or make any other transactions, which could add withdrawal charges that substantially increase costs.

Lowest Annual Cost $1,164	Highest Annual Cost $6,643

Assumes:

•   Investment of $100,000

•   5% annual appreciation

•   Least expensive combination of contract series and Portfolio fees and expenses

•   No optional benefits

•   No sales charges or advisory fees

•   No additional contributions, transfers or withdrawals

Assumes:

•   Investment of $100,000

•   5% annual appreciation

•   Most expensive combination of contract series (Series CP®), optional benefits (GMIB and “Greater of” death benefit) and Portfolio fees and expenses

•   No sales charges or advisory fees

•   No additional contributions, transfers or withdrawals

For additional information about ongoing fees and expenses see “Fee Table” in the Prospectus.

RISKS
Risk of Loss

The contract is subject to the risk of loss. You could lose some or all of your account value.

For additional information about the risk of loss see “Principal risks of investing in the Contract” in the Prospectus.

Not a Short-Term Investment

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties.

For additional information about the investment profile of the contract see “Fee Table” in the Prospectus.

Risks Associated with Investment Options

An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options available under the contract, (e.g., the Portfolios). Each investment option, including the guaranteed interest option, has its own unique risks. You should review the investment options available under the contract before making an investment decision.

For additional information about the risks associated with investment options see “Variable investment options”, “Guaranteed interest option” and “Portfolios of the Trusts” in “Purchasing the Contract” in the Prospectus. See also Appendix “Portfolio Companies available under the contract” in the Prospectus.

Insurance Company Risks

An investment in the contract is subject to the risks related to the Company. The Company is solely responsible to the contract owner for the contract’s account value and the Guaranteed benefits. The general obligations, including the guaranteed interest option, and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at www.equitable.com/selling-life-insurance/financial-strength-ratings.

For additional information about insurance company risks see “About the general account” in “More information” in the Prospectus.

RESTRICTIONS
Investments

We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options (including the Protected Benefit account variable investment options) and to limit the number of variable investment options which you may select. Such rights include, among others, combining any two or more variable investment options and transferring account value from any variable investment option to another variable investment option.

Credits under Series CP® contracts may be recaptured upon free look, annuitization, and death.

There are restrictions regarding investment options if Guaranteed benefits are elected, limits on contributions and transfers into and out of the guaranteed interest option, and restrictions or limitations with Special DCA programs. See “Allocating your contributions” in “Purchasing the Contract” and “Transferring your account value” in “Transferring your money among investment options” in the Prospectus for more information.

For more information see “About Separate Account No. 70” in “More information” in the Prospectus.

Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for any transfers in excess of 12 per contract year. We will provide you with advance notice if we decide to assess the transfer charge, which will never exceed $35 per transfer.

For additional information about the investment options, including information regarding volatility management strategies and techniques, see “Transfer charge” in “Charges and expenses” and “Portfolios of the Trusts” in “Purchasing the Contract” in the Prospectus.

Optional Benefits

At any time, we have the right to limit or terminate your contributions, allocations and transfers to any of the variable investment options. If you have one or more Guaranteed benefits (which are also known as optional benefits) and we exercise our right to discontinue the acceptance of, and/or place additional limitations on, contributions to the contract and/or contributions and/ or transfers into the Protected Benefit account variable investment options, you may no longer be able to fund your Guaranteed benefit(s).

Investment options are limited if Guaranteed benefits are elected. Withdrawals, including withdrawals to pay advisory fees, that exceed limits specified by the terms of an optional benefit may affect the availability of the benefits by reducing the benefit by an amount greater than the value withdrawn, and/or could terminate the benefit.

If you purchase a Series ADV contract and you elect to pay the advisory fee from your account value, then this deduction will be treated as a withdrawal and will reduce the standard death benefit and Guaranteed benefits, and may also be subject to federal and state income taxes and a 10% federal penalty tax. See “Fee based programs” in “Purchasing the contract” in the Prospectus.

For additional information about the optional benefits see “How you can purchase and contribute to your contract” in “Purchasing the Contract” in the Prospectus. See also “Death Benefits” and “Living Benefits” in “Benefits available under the contract” in the Prospectus.

TAXES
Tax Implications

You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract. There is no additional tax benefit to you if the contract is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to tax penalties. Generally, you are not taxed until you make a withdrawal from the contract.

For additional information about tax implications see “Tax information” in the Prospectus.

CONFLICTS OF INTEREST
Investment Professional Compensation

Some financial professionals may receive compensation for selling the contract to you, both in the form of commissions or in the form of contribution-based compensation. Financial professionals may also receive additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). This conflict of interest may influence the financial professional to recommend this contract over another investment.

For additional information about compensation to financial professionals see “Distribution of the contracts” in “More information” in the Prospectus.

Exchanges

Some financial professionals may have a financial incentive to offer a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract rather than continue to own your existing contract.

For additional information about exchanges see “Charge for third-party transfer or exchange” in “Charges and expenses” in the Prospectus.

Appendix: Portfolio Companies available under the contract

The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH150064. You can request this information at no cost by calling 1-877-522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com. If you elect a Guaranteed benefit, you may only invest in the Portfolios listed in the table that follows the one below.

The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

Affiliated Portfolio Companies:

		Current Expenses		Average Annual Total Returns (as of 12/31/2020)
TYPE	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Asset Allocation	1290 VT DoubleLine Dynamic Allocation - Equitable Investment Management Group, LLC (“EIMG”); DoubleLine Capital LP	1.20%	^	13.10%	8.61%	8.80%
Equity	1290 VT Equity Income - EIMG; Barrow, Hanley, Mewhinney & Strauss, LLC	0.95%	^	-4.55%	1.57%	6.50%
Speciality	1290 VT GAMCO Mergers & Acquisitions - EIMG; GAMCO Asset Management, Inc.	1.30%	^	-1.32%	0.66%	3.12%
Equity	1290 VT GAMCO Small Company Value - EIMG; GAMCO Asset Management, Inc.	1.07%		9.51%	4.48%	10.29%
Fixed Income	1290 VT High Yield Bond - EIMG; AXA Investment Managers, Inc., Post Advisory Group, LLC	1.05%	^	6.48%	5.55%	6.93%
Speciality	1290 VT Natural Resources - EIMG; AllianceBernstein L.P.	0.90%	^	-15.65%	-6.96%	3.17%
Speciality	1290 VT Real Estate - EIMG; AllianceBernstein L.P.	0.90%	^	-8.98%	1.57%	3.86%
Equity	1290 VT Small Cap Value - EIMG; Horizon Kinetics Asset Management LLC, BlackRock Investment Management, LLC	1.15%	^	-1.51%	3.15%	8.99%
Equity	1290 VT SmartBeta Equity - EIMG; AXA Rosenberg Investment Management LLC	1.10%	^	10.95%	9.78%	11.26%
Asset Allocation	EQ/AB Dynamic Moderate GrowthΔ - EIMG; AllianceBernstein L.P.	1.11%		4.43%	4.43%	5.93%
Equity	EQ/AB Small Cap Growth - EIMG; AllianceBernstein L.P.	0.92%		36.11%	17.00%	17.22%
Asset Allocation	EQ/Aggressive Allocation† - EIMG	1.16%		15.41%	9.45%	11.20%
Asset Allocation	EQ/Aggressive Growth Strategy† - EIMG	1.03%		14.52%	9.28%	10.50%
Asset Allocation	EQ/All Asset Growth Allocation - EIMG	1.25%		12.28%	7.32%	9.43%
Equity	EQ/American Century Mid Cap Value - EIMG; American Century Investment Management, Inc.	1.00%	^	1.32%	—	—
Asset Allocation	EQ/Balanced Strategy(1)† - EIMG	0.99%		11.20%	7.24%	7.50%
Equity	EQ/Capital Group Research - EIMG; Capital International, Inc.	0.97%	^	23.26%	15.96%	16.22%
Equity	EQ/ClearBridge Large Cap Growth - EIMG; ClearBridge Investments, LLC	1.00%	^	30.85%	19.85%	16.87%
Equity	EQ/ClearBridge Select Equity Managed Volatility† - EIMG; ClearBridge Investments, LLC, BlackRock Investment Management, LLC	1.06%	^	35.99%	17.78%	16.11%
Equity	EQ/Common Stock Index - EIMG; AllianceBernstein L.P.	0.68%	^	19.77%	13.68%	14.60%
Asset Allocation	EQ/Conservative Growth Strategy† - EIMG	0.99%		9.93%	6.43%	6.45%
Asset Allocation	EQ/Conservative Strategy† - EIMG	0.95%	^	7.26%	4.84%	4.32%
Fixed Income	EQ/Core Bond Index - EIMG; SSGA Funds Management, Inc.	0.65%	^	6.09%	4.17%	3.06%
Fixed Income	EQ/Core Plus Bond(2) - EIMG; AXA Investment Managers, Inc.; Brandywine Global Investment Management, LLC; Loomis, Sayles & Company, L.P.	0.95%	^	14.64%	6.86%	5.11%
Equity	EQ/Emerging Markets Equity PLUS - EIMG; EARNEST Partners, LLC, AllianceBernstein L.P.	1.29%	^	14.10%	4.53%	10.91%
Equity	EQ/Equity 500 Index - EIMG; AllianceBernstein, L.P.	0.55%	^	17.78%	13.53%	14.52%
Equity	EQ/Fidelity Institutional AM® Large Cap - EIMG; FIAM LLC	0.87%	^	26.32%	—	—
Asset Allocation	EQ/Franklin Balanced Managed Volatility(3)† - EIMG; BlackRock Investment Management, LLC; Franklin Advisers, Inc.	1.05%	^	5.69%	5.67%	7.46%

		Current Expenses		Average Annual Total Returns (as of 12/31/2020)
TYPE	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Equity	EQ/Franklin Rising Dividends - EIMG; Franklin Advisers, Inc.	0.87%	^	16.19%	—	—
Equity	EQ/Franklin Small Cap Value Managed Volatility† - EIMG; BlackRock Investment Management, LLC; Franklin Mutual Advisers, LLC	1.06%	^	12.33%	7.11%	11.39%
Fixed Income	EQ/Franklin Strategic Income - EIMG; Franklin Advisers, Inc.	0.93%	^	4.99%	—	—
Fixed Income	EQ/Global Bond Plus(3) - EIMG; BlackRock Investment Management, LLC; Wells Fargo Asset Management (International) Limited; Wells Capital Management, Inc.	0.95%	^	8.53%	4.28%	3.62%
Equity	EQ/Global Equity Managed Volatility† - EIMG; BlackRock Investment Management, LLC; Invesco Advisers, Inc.; Morgan Stanley Investment Management Inc.	1.10%	^	14.31%	7.94%	10.63%
Equity	EQ/Goldman Sachs Mid Cap Value - EIMG; Goldman Sachs Asset Management L.P.	1.09%	^	8.46%	—	—
Asset Allocation	EQ/Growth Strategy† - EIMG	1.02%		13.64%	8.66%	9.55%
Fixed Income	EQ/Intermediate Government Bond - EIMG; SSGA Funds Management, Inc.	0.65%	^	4.34%	3.08%	2.00%
Equity	EQ/International Core Managed Volatility† - EIMG; Federated Global Investment Management Corp., Massachusetts Financial Services Company d/b/a MFS Investment Management, EARNEST Partners, LLC, BlackRock Investment Management, LLC	1.06%		8.46%	4.18%	7.44%
Equity	EQ/International Equity Index - EIMG; AllianceBernstein L.P.	0.79%	^	3.93%	2.49%	6.26%
Equity	EQ/International Value Managed Volatility† - EIMG; BlackRock Investment Management, LLC; Harris Associates L.P.	1.06%		4.21%	2.18%	5.81%
Equity	EQ/Invesco Comstock - EIMG; Invesco Advisers, Inc.	1.00%	^	-0.77%	2.79%	8.51%
Equity	EQ/Invesco Global - EIMG; Invesco Advisers, Inc.	1.15%	^	27.00%	12.95%	14.34%
Speciality	EQ/Invesco Global Real Assets(4) - EIMG; Invesco Advisers, Inc., Invesco Asset Management Ltd.	1.20%	^	-12.22%	—	—
Equity	EQ/Invesco International Growth - EIMG; Invesco Advisers, Inc.	1.15%	^	13.61%	—	—
Equity	EQ/Janus Enterprise - EIMG; Janus Capital Management LLC	1.05%	^	18.78%	16.77%	14.26%
Equity	EQ/JPMorgan Value Opportunities - EIMG; J.P. Morgan Investment Management Inc.	0.98%		11.07%	6.22%	11.38%
Equity	EQ/Large Cap Growth Index - EIMG; AllianceBernstein L.P.	0.73%		37.36%	22.01%	20.08%
Equity	EQ/Large Cap Growth Managed Volatility† - EIMG; BlackRock Investment Management, LLC; HS Management Partners, LLC; Loomis, Sayles & Company, L.P.; Polen Capital Management, LLC; T. Rowe Price Associates, Inc.	0.86%		32.00%	19.65%	18.48%
Equity	EQ/Large Cap Value Index - EIMG; AllianceBernstein L.P.	0.75%		2.22%	5.37%	9.02%
Equity	EQ/Large Cap Value Managed Volatility† - EIMG; AllianceBernstein L.P., BlackRock Investment Management. LLC, Massachusetts Financial Services Company d/b/a MFS Investment Management	0.86%		5.68%	6.08%	9.41%
Equity	EQ/Lazard Emerging Markets Equity - EIMG; Lazard Asset Management LLC	1.35%	^	-1.56%	—	—
Equity	EQ/Loomis Sayles Growth - EIMG; Loomis Sayles & Company, L.P.	1.05%	^	30.95%	18.59%	19.11%
Equity	EQ/MFS International Growth - EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%	^	15.45%	9.98%	12.37%
Equity	EQ/MFS International Intrinsic Value - EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.15%	^	20.03%	—	—
Equity	EQ/MFS Mid Cap Focused Growth - EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%	^	29.76%	—	—
Speciality	EQ/MFS Technology - EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.13%		46.83%	—	—
Speciality	EQ/MFS Utilities Series - EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.05%	^	5.55%	—	—
Equity	EQ/Mid Cap Index - EIMG; AllianceBernstein L.P.	0.72%		12.84%	7.71%	11.59%
Equity	EQ/Mid Cap Value Managed Volatility† - EIMG; Diamond Hill Capital Management, Inc., Wellington Management Company LLP, BlackRock Investment Management, LLC	0.97%		4.99%	4.83%	8.77%

		Current Expenses		Average Annual Total Returns (as of 12/31/2020)
TYPE	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Asset Allocation	EQ/Moderate Allocation† - EIMG	1.08%		11.32%	7.00%	7.45%
Asset Allocation	EQ/Moderate Growth Strategy† - EIMG	1.12%		14.05%	8.44%	9.47%
Asset Allocation	EQ/Moderate-Plus Allocation† - EIMG	1.00%		12.38%	7.94%	8.52%
Money Market	EQ/Money Market(5) - EIMG; BNY Mellon Investment Adviser, Inc.	0.71%		0.20%	1.00%	0.68%
Fixed Income	EQ/PIMCO Global Real Return - EIMG; Pacific Investment Management Company LLC	0.98%	^	10.33%	5.59%	5.97%
Fixed Income	EQ/PIMCO Real Return - EIMG; Pacific Investment Management Company LLC	0.84%	^	11.28%	—	—
Fixed Income	EQ/PIMCO Total Return - EIMG; Pacific Investment Management Company LLC	0.75%	^	8.58%	—	—
Fixed Income	EQ/PIMCO Ultra Short Bond - EIMG; Pacific Investment Management Company LLC	0.80%	^	1.07%	1.53%	1.71%
Equity	EQ/Small Company Index - EIMG; AllianceBernstein L.P.	0.64%		19.74%	9.96%	12.82%
Equity	EQ/T.Rowe Price Growth Stock - EIMG; T. Rowe Price Associates, Inc.	1.00%	^	36.54%	20.77%	18.94%
Speciality	EQ/T. Rowe Price Health Sciences - EIMG; T. Rowe Price Associates, Inc.	1.20%	^	26.91%	—	—
Asset Allocation	EQ/Ultra Conservative Strategy(6)† - EIMG	0.94%		5.68%	3.74%	2.91%
Equity	EQ/Value Equity - EIMG; Aristotle Capital Management, LLC	0.92%		2.82%	5.30%	8.29%
Speciality	EQ/Wellington Energy - EIMG; Wellington Management Company LLP	1.19%	^	-37.39%	—	—
Equity	Multimanager Aggressive Equity - EIMG; AllianceBernstein L.P., ClearBridge Investments, LLC, 1832 Asset Management U.S. Inc., T. Rowe Price Associates, Inc., Westfield Capital Management Company, L.P.	0.97%		38.82%	22.70%	20.02%
†

EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” in “Purchasing the Contract” for more information regarding volatility management.

Δ

Certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified in the chart by a “Δ”. Any such unaffiliated Portfolio is not identified In the chart. See “Portfolios of the Trusts” in “Purchasing the Contract” for more information regarding volatility management.

^	This Portfolio’s annual expenses reflect temporary fee reductions.
(1)

This is the surviving variable investment option of a Portfolio merger on or about June 18, 2021. The acquired variable investment option is EQ/Franklin Balanced Managed Volatility and it may continue to be used in certain documents for a period of time after the date of the merger.

(2)

This variable investment option is not available for investment until on or about June 18, 2021. This is the surviving variable investment option of a Portfolio merger on or about June 18, 2021. The acquired variable investment option is EQ/Global Bond Plus and it may continue to be used in certain documents for a period of time after the date of the merger.

(3)

This is the acquired variable investment option of a Portfolio merger on or about June 18, 2021 and it will no longer be available for investment after the merger. It may continue to be used in certain documents for a period of time after the date of the merger.

(4)

This is the variable investment option’s new name. The variable option’s former name is EQ/Invesco Global Real Estate which may continue to be used in certain documents for a period of time after the date of this Prospectus.

(5)

The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

(6)	The ATP Portfolio is part of the asset transfer program. You may not directly allocate a contribution to or request a transfer of account value into this investment option.

Unaffiliated Portfolio Companies:

		Current Expenses		Average Annual Total Returns (as of 12/31/2020)
TYPE	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Asset Allocation	7TwelveTM Balanced Portfolio - 7 Twelve Advisors, LLC	1.41%		5.20%	5.89%	—
Asset Allocation	AB VPS Balanced Wealth Strategy Portfolio - AllianceBernstein L.P.	1.02%	^	9.25%	7.85%	7.30%
Equity	AB VPS International Growth Portfolio - AllianceBernstein L.P.	1.56%	^	29.60%	11.20%	6.04%
Equity	American Funds Insurance Series® Global Small Capitalization Fund - Capital Research and Management Company	1.24%		29.39%	14.15%	9.17%
Asset Allocation	American Funds Insurance Series® Managed Risk Asset Allocation Fund - Capital Research and Management Company; Milliman Financial Risk Management LLC	0.90%	^	5.88%	7.91%	—
Equity	American Funds Insurance Series® New World Fund ® - Capital Research and Management Company	1.09%	^	23.29%	13.05%	6.28%
Fixed Income	American Funds Insurance Series® The Bond Fund of America(1) - Capital Research and Management Company	0.71%	^	9.38%	4.66%	3.67%
Asset Allocation	BlackRock Global Allocation V.I. - BlackRock Advisors, LLC	1.01%	^	20.79%	9.17%	6.61%
Equity	BlackRock Large Cap Focus Growth V.I. - BlackRock Advisors, LLC	1.03%	^	43.43%	22.07%	17.39%
Equity	Fidelity® VIP Mid-Cap - Fidelity Management & Research Company	0.87%		17.87%	10.79%	9.22%
Fixed Income	Fidelity® VIP Strategic Income - Fidelity Management & Research Company	0.92%		7.25%	6.02%	4.58%
Asset Allocation	First Trust/Dow Jones Dividend & Income Allocation - First Trust Advisors L.P.	1.20%	^	7.81%	9.44%	—
Asset Allocation	Franklin Allocation VIP - Franklin Advisers, Inc.	0.82%	^	11.74%	8.93%	7.59%
Asset Allocation	Franklin Income VIP - Franklin Advisers, Inc.	0.72%	^	0.69%	6.94%	5.98%
Asset Allocation	Franklin Mutual Shares VIP Fund - Franklin Mutual Advisers, LLC	0.98%		-5.04%	5.88%	6.99%
Equity	Invesco V.I. Diversified Dividend Fund - Invesco Advisers, Inc.	0.96%		-0.13%	7.35%	9.71%
Fixed Income	Invesco V.I. High Yield Fund - Invesco Advisers, Inc.	1.19%	^	2.90%	5.71%	4.99%
Equity	Invesco V.I. Main Street Mid Cap Fund®(2) - Invesco Advisers, Inc.	1.19%		8.94%	9.33%	7.55%
Equity	Invesco V.I. Small Cap Equity Fund - Invesco Advisers, Inc.	1.21%		26.87%	11.55%	9.87%
Asset Allocation	Ivy VIP Asset Strategy - Ivy Investment Management Company	1.02%		13.88%	8.61%	6.15%
Equity	Ivy VIP Global Equity Income - Ivy Investment Management Company	1.03%		3.15%	6.76%	7.63%
Fixed Income	Ivy VIP High Income - Ivy Investment Management Company	0.97%		6.03%	7.42%	6.52%
Speciality	Ivy VIP Natural Resources - Ivy Investment Management Company	1.32%		-11.99%	-1.17%	-5.82%
Equity	Ivy VIP Small Cap Growth - Ivy Investment Management Company	1.15%	^	37.66%	15.59%	11.15%
Fixed Income	Lord Abbett Bond Debenture - Lord, Abbett & Co. LLC	0.91%		7.30%	7.41%	6.44%
Equity	Lord Abbett Growth Opportunities Portfolio (VC) - Lord, Abbett & Co. LLC	1.25%		39.38%	18.09%	13.31%
Equity	MFS® Investors Trust Series - Massachusetts Financial Services Company	1.04%	^	13.60%	13.38%	12.22%
Equity	MFS® Massachusetts Investors Growth Stock - Massachusetts Financial Services Company	1.04%		22.20%	18.39%	14.71%
Speciality	PIMCO CommodityRealReturn® Strategy - Pacific Investment Management Company LLC	1.34%	^	1.23%	2.54%	-5.49%
Speciality	PIMCO Emerging Markets Bond Portfolio - Pacific Investment Management Company LLC	1.20%		6.60%	7.64%	5.22%
Speciality	ProFund VP Biotechnology - ProFund Advisors LLC	1.67%		15.38%	5.35%	15.95%
Equity	Templeton Developing Markets VIP - Templeton Asset Management Ltd.	1.44%		17.18%	15.57%	3.66%
Equity	Templeton Foreign VIP Fund - Templeton Investment Counsel, LLC	1.11%	^	-1.16%	3.30%	2.42%
Speciality	Templeton Global Bond VIP - Franklin Advisers, Inc.	0.74%	^	-5.28%	0.66%	1.56%
Equity	Templeton Growth VIP Fund - Templeton Global Advisors Limited	1.16%		5.80%	6.15%	6.08%
Speciality	VanEck VIP Global Resources Fund(3) - Van Eck Associates Corporation	1.13%		19.11%	6.19%	-3.59%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
(1)

This is the variable investment option’s new name. The variable investment option’s former name is American Funds Insurance Series® Bond Fund which may continue to be used in certain documents for a period of time after the date of this prospectus.

(2)

This is the variable investment option’s new name. The variable investment option’s former name is Invesco V.I. Mid Cap Core Equity which may continue to be used in certain documents for a period of time after the date of this prospectus.

(3)

This is the variable investment option’s new name. The variable investment option’s former name is VanEck VIP Global Hard Assets Fund which may continue to be used in certain documents for a period of time after the date of this prospectus.

Amounts you allocate to the Protected Benefit account variable investment options fund your Guaranteed benefits.

Protected Benefit Account Variable Investment Options
EQ/AB Dynamic Moderate Growth	EQ/Conservative Strategy
EQ/Aggressive Growth Strategy	EQ/Growth Strategy
EQ/Balanced Strategy	EQ/Moderate Growth Strategy
EQ/Conservative Growth Strategy	EQ/Ultra Conservative Strategy(1)
(1)	The ATP Portfolio is part of the asset transfer program. You may not directly allocate a contribution to or request a transfer of account value into this investment option.

Retirement Cornerstone® Series 12.0 (Series B, Series CP®, Series L, Series C, Series ADV)

Issued by

Equitable Financial Life Insurance Company

1290 Avenue of the Americas

New York, NY 10104

(212) 554-1234

We have filed with the Securities and Exchange Commission a Prospectus and a Statement of Additional Information (“SAI”) that include additional information about Retirement Cornerstone® Series 12.0, the Company and Separate Account No. 70. The Prospectus and SAI each dated May 1, 2021 are incorporated by reference into this Summary Prospectus. The Prospectus and SAI are available free of charge. To request a copy of either document, to ask about your contract, or to make other investor inquiries, please call 1-800-789-7771. The Prospectus and SAI are also available at our website, www.equitable.com/ICSR#EQH150064.

Class/Contract Identifier: C000111359

Retirement Cornerstone® Series is issued by and is a registered service mark of Equitable Financial Life Insurance Company (Equitable).

Co-distributed by affiliates Equitable Advisors, LLC (Equitable Financial Advisors in MI and TN) and Equitable Distributors, LLC., 1290 Avenue of the Americas, New York, NY 10104.

Copyright 2021 Equitable Financial Life Insurance Company. All rights reserved.

Equitable Financial Life Insurance Company, 1290 Avenue of the Americas, New York, NY 10104 (212) 554-1234

(#126103)